VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2022
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—8.6%
U.S. Treasury Bonds
2.875%, 5/15/49	$ 675	$ 614
1.250%, 5/15/50	3,265	2,019
1.875%, 11/15/51	930	677
2.875%, 5/15/52	775	714
U.S. Treasury Notes
2.500%, 4/30/24	1,575	1,550
0.375%, 9/30/27	2,020	1,741
1.375%, 11/15/31	2,080	1,782
Total U.S. Government Securities (Identified Cost $10,591)		9,097

Municipal Bonds—2.1%
California—0.7%
State of California, Build America Bond Taxable 7.500%, 4/1/34	570	728
Florida—0.3%
Broward County, Water & Sewer Utility Revenue Series A 4.000%, 10/1/47	300	288
Illinois—0.7%
State of Illinois, Build America Bond Taxable 6.900%, 3/1/35	700	764
New York—0.4%
Metropolitan Transportation Authority Bidding Group Series A 5.000%, 11/15/45	430	471
Total Municipal Bonds (Identified Cost $2,275)		2,251

Foreign Government Securities—22.1%
Arab Republic of Egypt
144A 7.600%, 3/1/29(1)	845	663
	Par Value	Value

Foreign Government Securities—continued
144A 8.500%, 1/31/47(1)	$ 715	$ 454
144A 8.875%, 5/29/50(1)	550	352
Bolivarian Republic of Venezuela RegS 7.650%, 4/21/25(2)(3)	1,380	114
China Government International Bond RegS 3.250%, 10/19/23(3)	525	523
Dominican Republic
144A 6.000%, 2/22/33(1)	1,235	1,076
144A 6.850%, 1/27/45(1)	615	520
Emirate of Dubai Government International Bonds RegS 5.250%, 1/30/43(3)	1,265	1,164
Federative Republic of Brazil
3.875%, 6/12/30	380	331
3.750%, 9/12/31	650	553
4.750%, 1/14/50	365	265
Islamic Republic of Pakistan 144A 6.875%, 12/5/27(1)	630	388
Kingdom of Jordan 144A 5.750%, 1/31/27(1)	1,285	1,191
Kingdom of Morocco
144A 3.000%, 12/15/32(1)	200	149
144A 5.500%, 12/11/42(1)	590	480
Mongolia Government International Bond 144A 3.500%, 7/7/27(1)	775	643
Oman Government International Bond 144A 7.375%, 10/28/32(1)	595	643
Republic of Angola 144A 8.250%, 5/9/28(1)	705	612
Republic of Argentina 3.500%, 7/9/41(4)	1,275	334
See Notes to Schedule of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
	Par Value	Value

Foreign Government Securities—continued
Republic of Colombia
3.125%, 4/15/31	$ 200	$ 151
4.125%, 5/15/51	270	160
Republic of Ecuador
144A 0.000%, 7/31/30(1)	54	18
144A 5.500%, 7/31/30(1)(4)	378	198
144A 2.500%, 7/31/35(1)(4)	504	193
Republic of Guatemala
144A 5.250%, 8/10/29(1)	315	307
144A 3.700%, 10/7/33(1)	830	669
Republic of Indonesia
2.850%, 2/14/30	1,540	1,408
144A 4.350%, 1/8/27(1)	525	529
Republic of Ivory Coast 144A 6.125%, 6/15/33(1)	435	366
Republic of Kenya 144A 8.000%, 5/22/32(1)	510	377
Republic of Nigeria
144A 8.375%, 3/24/29(1)	430	340
144A 7.875%, 2/16/32(1)	450	323
144A 7.375%, 9/28/33(1)	280	187
Republic of Panama
3.298%, 1/19/33	415	352
3.870%, 7/23/60	850	583
Republic of Philippines 3.700%, 3/1/41	565	488
Republic of South Africa
4.300%, 10/12/28	325	287
5.650%, 9/27/47	360	257
Republic of Turkey
7.625%, 4/26/29	930	800
4.875%, 4/16/43	935	528
Saudi Government International Bond
144A 3.625%, 3/4/28(1)	900	893
	Par Value	Value

Foreign Government Securities—continued
144A 4.500%, 10/26/46(1)	$ 780	$ 726
State of Israel 2.750%, 7/3/30	480	455
State of Qatar
144A 3.750%, 4/16/30(1)	450	450
144A 4.400%, 4/16/50(1)	365	355
United Mexican States
2.659%, 5/24/31	310	257
4.500%, 1/31/50	1,430	1,137
Total Foreign Government Securities (Identified Cost $30,058)		23,249

Mortgage-Backed Securities—9.9%
Non-Agency—9.9%
Aligned Data Centers Issuer LLC 2021-1A, A2 144A 1.937%, 8/15/46(1)	475	418
American Homes 4 Rent Trust 2014-SFR2, C 144A 4.705%, 10/17/36(1)	770	763
Arroyo Mortgage Trust 2019-1, A1 144A 3.805%, 1/25/49(1)(4)	117	112
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(1)(4)	515	447
CF Hippolyta Issuer LLC 2020-1, A1 144A 1.690%, 7/15/60(1)	350	318
CIM Trust 2021-NR4, A1 144A 2.816%, 10/25/61(1)(4)	190	177
COLT Mortgage Loan Trust 2022-5, A1 144A 4.550%, 4/25/67(1)(4)	391	383
CoreVest American Finance Trust 2018-2, A 144A 4.026%, 11/15/52(1)	132	130
See Notes to Schedule of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Dominion Mortgage Trust 2021-RTL1, A1 144A 2.487%, 7/25/27(1)(4)	$ 570	$ 523
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(4)	46	44
2021-2, A3 144A 1.291%, 6/25/66(1)(4)	366	320
FirstKey Homes Trust 2020-SFR2, B 144A 1.567%, 10/19/37(1)	475	435
Imperial Fund Mortgage Trust 2021-NQM4, A1 144A 2.091%, 1/25/57(1)(4)	827	705
JPMorgan Chase Mortgage Trust
2014-5, B2 144A 2.825%, 10/25/29(1)(4)	163	143
2016-SH1, M2 144A 3.750%, 4/25/45(1)(4)	100	89
2016-SH2, M2 144A 3.750%, 12/25/45(1)(4)	249	229
Mill City Mortgage Loan Trust 2017-3, B1 144A 3.250%, 1/25/61(1)(4)	340	309
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22, AS 3.561%, 4/15/48	220	210
New Residential Mortgage Loan Trust
2016-3A, B1 144A 4.000%, 9/25/56(1)(4)	188	178
2016-4A, B1A 144A 4.500%, 11/25/56(1)(4)	532	516
OBX Trust 2019-INV1, A3 144A 4.500%, 11/25/48(1)(4)	62	60
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 2.857%, 6/25/26(1)(4)	150	142
	Par Value	Value

Non-Agency—continued
Preston Ridge Partners Mortgage LLC
2021-2, A1 144A 2.115%, 3/25/26(1)(4)	$ 388	$ 368
2021-9, A1 144A 2.363%, 10/25/26(1)(4)	228	213
Progress Residential Trust 2021-SFR6, C 144A 1.855%, 7/17/38(1)	190	166
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(1)(4)	86	77
Roc Mortgage Trust 2021-RTL1, A1 144A 2.487%, 8/25/26(1)(4)	470	443
Starwood Mortgage Residential Trust 2021-3, A3 144A 1.518%, 6/25/56(1)(4)	55	46
Towd Point Mortgage Trust
2016-4, B1 144A 3.809%, 7/25/56(1)(4)	260	246
2017-1, M1 144A 3.750%, 10/25/56(1)(4)	265	254
2018-6, A2 144A 3.750%, 3/25/58(1)(4)	215	202
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(1)	150	135
TVC Mortgage Trust 2020-RTL1, M 144A 5.193%, 9/25/24(1)(4)	500	476
UBS Commercial Mortgage Trust 2012-C1, D 144A 6.660%, 5/10/45(1)(4)	58	53
VCAT LLC
2021-NPL3, A1 144A 1.743%, 5/25/51(1)(4)	285	266
2021-NPL4, A1 144A 1.868%, 8/25/51(1)(4)	208	195
Vericrest Opportunity Loan Trust XCII LLC 2021-NPL1, A1 144A 1.893%, 2/27/51(1)(4)	308	287
See Notes to Schedule of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Verus Securitization Trust 2022-4, A1 144A 4.474%, 4/25/67(1)(4)	$ 346	$ 341
Total Mortgage-Backed Securities (Identified Cost $11,188)		10,419

Asset-Backed Securities—11.9%
Automobiles—5.5%
ACC Trust 2022-1, C 144A 3.240%, 10/20/25(1)	545	517
ACM Auto Trust 2022-1A, B 144A 4.470%, 4/20/29(1)	340	338
Avid Automobile Receivables Trust 2019-1, D 144A 4.030%, 7/15/26(1)	390	387
Avis Budget Rental Car Funding LLC (AESOP) 2019-2A, D 144A 3.040%, 9/22/25(1)	480	437
Exeter Automobile Receivables Trust 2018-4A, D 144A 4.350%, 9/16/24(1)	228	228
FHF Trust 2020-1A, A 144A 2.590%, 12/15/23(1)	23	23
First Investors Auto Owner Trust 2018-1A, D 144A 4.110%, 6/17/24(1)	12	12
GLS Auto Receivables Issuer Trust
2019-4A, C 144A 3.060%, 8/15/25(1)	495	489
2020-3A, D 144A 2.270%, 5/15/26(1)	480	464
2020-3A, E 144A 4.310%, 7/15/27(1)	550	533
GLS Auto Receivables Trust 2018-3A, C 144A 4.180%, 7/15/24(1)	274	274
LAD Auto Receivables Trust 2021-1A, D 144A 3.990%, 11/15/29(1)	470	434
	Par Value	Value

Automobiles—continued
Lendbuzz Securitization Trust 2022-1A, A 144A 4.220%, 5/17/27(1)	$ 377	$ 370
OneMain Direct Auto Receivables Trust 2022-1A, C 144A 5.310%, 6/14/29(1)	320	316
Prestige Auto Receivables Trust 2019-1A, D 144A 3.010%, 8/15/25(1)	525	522
USASF Receivables LLC 2020-1A, B 144A 3.220%, 5/15/24(1)	307	305
Veros Automobile Receivables Trust 2020-1, B 144A 2.190%, 6/16/25(1)	148	148
		5,797

Credit Card—1.0%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(1)	480	439
Mission Lane Credit Card Master Trust 2021-A, A 144A 1.590%, 9/15/26(1)	605	584
		1,023

Other—5.4%
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(1)	103	102
2020-AA, D 144A 7.150%, 7/17/46(1)	400	383
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	471	414
Business Jet Securities LLC 2020-1A, A 144A 2.981%, 11/15/35(1)	194	181
Conn’s Receivables Funding LLC 2022-A, B 144A 9.520%, 12/15/26(1)	385	379
See Notes to Schedule of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
	Par Value	Value

Other—continued
FAT Brands Royalty LLC 2021-1A, A2 144A 4.750%, 4/25/51(1)	$ 480	$ 462
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	348	326
Lendmark Funding Trust 2021-1A, A 144A 1.900%, 11/20/31(1)	480	416
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(1)	480	465
NMEF Funding LLC 2019-A, C 144A 3.300%, 8/17/26(1)	415	409
Oportun Funding XIV LLC 2021-A, B 144A 1.760%, 3/8/28(1)	580	535
Planet Fitness Master Issuer LLC 2018-1A, A2II 144A 4.666%, 9/5/48(1)	520	501
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(1)	306	294
TRP LLC 2021-1, A 144A 2.070%, 6/19/51(1)	319	280
VFI ABS LLC 2022-1A, B 144A 3.040%, 7/24/28(1)	585	557
		5,704

Total Asset-Backed Securities (Identified Cost $13,071)		12,524

Corporate Bonds and Notes—67.2%
Communication Services—3.7%
Altice France Holding S.A. 144A 6.000%, 2/15/28(1)	200	135
Altice France S.A.
144A 5.125%, 7/15/29(1)	285	216
144A 5.500%, 10/15/29(1)	200	158
Cable Onda S.A. 144A 4.500%, 1/30/30(1)	725	636
	Par Value	Value

Communication Services—continued
CommScope, Inc. 144A 4.750%, 9/1/29(1)	$ 95	$ 81
CT Trust 144A 5.125%, 2/3/32(1)	550	473
DISH DBS Corp. 7.750%, 7/1/26	180	142
Grupo Televisa SAB 4.625%, 1/30/26	525	522
Level 3 Financing, Inc. 144A 3.625%, 1/15/29(1)	395	317
McGraw-Hill Education, Inc. 144A 8.000%, 8/1/29(1)	335	291
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)	270	219
Northwest Fiber LLC 144A 10.750%, 6/1/28(1)	185	171
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(1)	295	163
Telesat Canada 144A 6.500%, 10/15/27(1)	195	81
VZ Secured Financing B.V. 144A 5.000%, 1/15/32(1)	400	329
		3,934

Consumer Discretionary—4.0%
Ashtead Capital, Inc. 144A 2.450%, 8/12/31(1)	570	448
At Home Group, Inc.
144A 4.875%, 7/15/28(1)	45	33
144A 7.125%, 7/15/29(1)	330	211
Brunswick Corp. 2.400%, 8/18/31	261	195
Carriage Services, Inc. 144A 4.250%, 5/15/29(1)	230	195
Clarios Global LP 144A 8.500%, 5/15/27(1)	265	260
Cooper-Standard Automotive, Inc. 144A 13.000%, 6/1/24(1)	115	120
Dick’s Sporting Goods, Inc. 3.150%, 1/15/32	270	214
See Notes to Schedule of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
Dornoch Debt Merger Sub, Inc. 144A 6.625%, 10/15/29(1)	$ 180	$ 140
Ford Motor Co. 3.250%, 2/12/32	125	98
Jacobs Entertainment, Inc. 144A 6.750%, 2/15/29(1)	195	173
M/I Homes, Inc. 4.950%, 2/1/28	390	344
Mclaren Finance plc 144A 7.500%, 8/1/26(1)	420	352
Metis Merger Sub LLC 144A 6.500%, 5/15/29(1)	165	142
Mohegan Gaming & Entertainment 144A 8.000%, 2/1/26(1)	290	255
NMG Holding Co., Inc. 144A 7.125%, 4/1/26(1)	325	304
Premier Entertainment Sub LLC 144A 5.625%, 9/1/29(1)	310	229
Tenneco, Inc. 144A 5.125%, 4/15/29(1)	245	238
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	275	228
		4,179

Consumer Staples—1.5%
Anheuser-Busch InBev Worldwide, Inc. 3.500%, 6/1/30	455	428
BAT Capital Corp. 4.906%, 4/2/30	570	537
Central American Bottling Corp. 144A 5.250%, 4/27/29(1)	295	272
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(1)	370	328
		1,565

Energy—18.9%
Aker BP ASA 144A 2.000%, 7/15/26(1)	590	526
	Par Value	Value

Energy—continued
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)	$ 495	$ 490
Antero Midstream Partners LP 144A 5.750%, 1/15/28(1)	290	275
Antero Resources Corp.
144A 7.625%, 2/1/29(1)	55	56
144A 5.375%, 3/1/30(1)	110	104
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)	275	273
BP Capital Markets plc 4.875% (5)	375	343
Callon Petroleum Co. 144A 7.500%, 6/15/30(1)	215	199
Calumet Specialty Products Partners LP 144A 8.125%, 1/15/27(1)	285	275
CITGO Petroleum Corp. 144A 7.000%, 6/15/25(1)	95	92
Coronado Finance Pty Ltd. 144A 10.750%, 5/15/26(1)	430	446
CrownRock LP 144A 5.625%, 10/15/25(1)	275	271
Earthstone Energy Holdings LLC 144A 8.000%, 4/15/27(1)	195	190
Ecopetrol S.A. 4.625%, 11/2/31	750	582
Energy Transfer LP Series H 6.500% (5)	380	351
Fermaca Enterprises S de RL de C.V. 144A 6.375%, 3/30/38(1)	1,123	1,080
Hilcorp Energy I LP
144A 5.750%, 2/1/29(1)	310	282
144A 6.000%, 2/1/31(1)	215	194
International Petroleum Corp. RegS, 144A 7.250%, 2/1/27(1)(3)	200	188
KazMunayGas National Co. JSC 144A 5.750%, 4/19/47(1)	640	524
See Notes to Schedule of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
	Par Value	Value

Energy—continued
KazMunayGas National Co., JSC 144A 4.750%, 4/19/27(1)	$ 315	$ 290
Kinder Morgan, Inc. 7.750%, 1/15/32	380	442
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)	290	280
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(1)(6)(7)	135	2
Nabors Industries Ltd. 144A 7.250%, 1/15/26(1)	210	191
Northriver Midstream Finance LP 144A 5.625%, 2/15/26(1)	275	264
Occidental Petroleum Corp. 6.125%, 1/1/31	435	452
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (1)(5)(6)	154	—(8)
Parsley Energy LLC 144A 4.125%, 2/15/28(1)	210	196
Pertamina Persero PT
144A 2.300%, 2/9/31(1)	1,075	890
RegS 6.450%, 5/30/44(3)	815	847
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(7)	1,820	55
Petroleos Mexicanos
6.500%, 3/13/27	1,730	1,524
5.950%, 1/28/31	825	617
6.500%, 6/2/41	350	223
7.690%, 1/23/50	595	406
6.375%, 1/23/45	1,700	1,058
6.350%, 2/12/48	520	314
Petronas Capital Ltd. 144A 3.500%, 4/21/30(1)	555	533
Reliance Industries Ltd. 144A 2.875%, 1/12/32(1)	760	644
Saudi Arabian Oil Co. 144A 2.250%, 11/24/30(1)	950	826
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(3)	625	644
Teine Energy Ltd. 144A 6.875%, 4/15/29(1)	270	247
	Par Value	Value

Energy—continued
Transcanada Trust 5.600%, 3/7/82	$ 545	$ 505
Transocean, Inc. 144A 11.500%, 1/30/27(1)	9	9
Transportadora de Gas del Peru S.A. 144A 4.250%, 4/30/28(1)	1,350	1,296
USA Compression Partners LP 6.875%, 4/1/26	220	206
Venture Global Calcasieu Pass LLC 144A 4.125%, 8/15/31(1)	265	230
		19,932

Financials—14.9%
Acrisure LLC 144A 7.000%, 11/15/25(1)	625	589
Allstate Corp. (The) Series B 5.750%, 8/15/53	606	556
Ally Financial, Inc. Series B 4.700% (5)	529	436
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(1)	755	742
Banco de Credito e Inversiones S.A. 144A 3.500%, 10/12/27(1)	990	933
Banco do Brasil S.A. 144A 3.250%, 9/30/26(1)	200	184
Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(1)	1,095	1,087
Banco Mercantil del Norte S.A. 144A 6.625% (1)(5)	780	662
Banco Nacional de Comercio Exterior SNC 144A 4.375%, 10/14/25(1)	510	502
Banco Santander Chile 144A 3.875%, 9/20/22(1)	900	898
Bancolombia S.A. 4.625%, 12/18/29	300	261
Bank of America Corp. 2.482%, 9/21/36	395	306
See Notes to Schedule of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
	Par Value	Value

Financials—continued
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(1)	$ 700	$ 624
Blackstone Private Credit Fund 2.625%, 12/15/26	200	169
Brighthouse Financial, Inc. 5.625%, 5/15/30	452	446
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(1)	170	140
Brookfield Finance, Inc. 2.724%, 4/15/31	460	388
Charles Schwab Corp. (The) Series H 4.000% (5)	490	399
Citadel LP 144A 4.875%, 1/15/27(1)	415	397
Cobra Acquisition Co. LLC 144A 6.375%, 11/1/29(1)	185	135
Corebridge Financial, Inc. 144A 6.875%, 12/15/52(1)	257	248
Doric Nimrod Air Alpha Pass-Through Trust 2013-1, A 144A 5.250%, 5/30/23(1)	96	95
Doric Nimrod Air Finance Alpha Pass-Through Trust 2012-1, A 144A 5.125%, 11/30/22(1)	73	72
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	585	536
Intercorp Peru Ltd. 144A 3.875%, 8/15/29(1)	730	605
Itau Unibanco Holding S.A. 144A 3.875%, 4/15/31(1)	920	825
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	400	331
Lincoln National Corp. (3 month LIBOR + 2.040%) 4.750%, 4/20/67(4)	390	291
	Par Value	Value

Financials—continued
MDGH-GMTN RSC Ltd. 144A 4.500%, 11/7/28(1)	$ 750	$ 776
MetLife, Inc. Series G 3.850% (5)	220	204
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	400	343
OWL Rock Core Income Corp. 4.700%, 2/8/27	259	236
Prudential Financial, Inc. 6.000%, 9/1/52	47	46
Santander Holdings USA, Inc. 4.400%, 7/13/27	660	635
Wells Fargo & Co. Series BB 3.900% (5)	730	643
		15,740

Health Care—2.7%
Akumin, Inc. 144A 7.000%, 11/1/25(1)	250	212
Bausch Health Americas, Inc. 144A 9.250%, 4/1/26(1)	145	87
Bausch Health Cos., Inc.
144A 6.125%, 2/1/27(1)	25	18
144A 7.000%, 1/15/28(1)	160	62
Bio-Rad Laboratories, Inc. 3.700%, 3/15/32	100	89
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	400	343
Community Health Systems, Inc. 144A 6.125%, 4/1/30(1)(4)	290	180
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	335	276
Lannett Co., Inc. 144A 7.750%, 4/15/26(1)	65	20
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(1)	180	174
144A 10.000%, 4/15/27(1)	230	230
See Notes to Schedule of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
	Par Value	Value

Health Care—continued
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(1)	$ 235	$ 186
Teva Pharmaceutical Finance Netherlands III B.V.
3.150%, 10/1/26	460	382
5.125%, 5/9/29	300	261
Universal Health Services, Inc. 144A 2.650%, 1/15/32(1)	400	303
		2,823

Industrials—4.8%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 8/15/27(1)	375	371
Alfa SAB de C.V. 144A 5.250%, 3/25/24(1)	910	908
American Airlines, Inc. 144A 11.750%, 7/15/25(1)	220	243
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(1)	536	495
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	190	161
Boeing Co. (The)
3.750%, 2/1/50	315	226
5.930%, 5/1/60	160	153
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 3/15/35(1)	399	332
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	481	392
Deluxe Corp. 144A 8.000%, 6/1/29(1)	140	124
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(1)	285	234
Icahn Enterprises LP 6.250%, 5/15/26	250	240
	Par Value	Value

Industrials—continued
Oscar AcquisitionCo. LLC 144A 9.500%, 4/15/30(1)	$ 280	$ 244
OT Merger Corp. 144A 7.875%, 10/15/29(1)	90	64
Pentair Finance S.a.r.l. 5.900%, 7/15/32	295	294
Promontoria Holding 264 B.V. 144A 7.875%, 3/1/27(1)	275	236
Sempra Global 144A 3.250%, 1/15/32(1)	405	343
		5,060

Information Technology—3.5%
Broadcom, Inc. 4.150%, 11/15/30	446	407
CDW LLC 3.569%, 12/1/31	423	355
Citrix Systems, Inc. 3.300%, 3/1/30	730	720
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)	35	32
144A 6.500%, 10/15/28(1)	55	49
Dell International LLC 8.100%, 7/15/36	303	352
Entegris Escrow Corp. 144A 4.750%, 4/15/29(1)	332	305
HP, Inc. 5.500%, 1/15/33	400	385
ION Trading Technologies S.a.r.l. 144A 5.750%, 5/15/28(1)	200	171
Kyndryl Holdings, Inc. 144A 3.150%, 10/15/31(1)	370	259
Oracle Corp. 3.850%, 4/1/60	185	123
SK Hynix, Inc. 144A 2.375%, 1/19/31(1)	585	460
See Notes to Schedule of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Viasat, Inc. 144A 5.625%, 9/15/25(1)	$ 120	$ 105
		3,723

Materials—7.2%
Albemarle Corp. 5.050%, 6/1/32	355	346
ARD Finance S.A. PIK 144A 6.500%, 6/30/27(1)(9)	315	244
Avient Corp. 144A 7.125%, 8/1/30(1)	50	49
Bayport Polymers LLC 144A 5.140%, 4/14/32(1)	370	352
Celanese U.S. Holdings LLC
5.900%, 7/5/24	140	141
6.165%, 7/15/27	120	120
6.379%, 7/15/32	100	99
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)	315	319
Eldorado Gold Corp. 144A 6.250%, 9/1/29(1)	330	264
Freeport-McMoRan, Inc. 5.450%, 3/15/43	300	270
Glencore Funding LLC 144A 2.850%, 4/27/31(1)	460	380
Inversiones CMPC S.A. 144A 3.850%, 1/13/30(1)	1,035	931
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)	280	259
New Enterprise Stone & Lime Co., Inc. 144A 9.750%, 7/15/28(1)	435	376
OCP S.A.
144A 5.625%, 4/25/24(1)	1,500	1,505
144A 3.750%, 6/23/31(1)	200	163
Suzano Austria GmbH 2.500%, 9/15/28	445	376
Taseko Mines Ltd. 144A 7.000%, 2/15/26(1)	430	355
Teck Resources Ltd. 6.125%, 10/1/35	550	560
Trident TPI Holdings, Inc.
144A 9.250%, 8/1/24(1)	200	186
	Par Value	Value

Materials—continued
144A 6.625%, 11/1/25(1)	$ 255	$ 224
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	130	103
		7,622

Real Estate—3.2%
EPR Properties
4.750%, 12/15/26	260	245
3.600%, 11/15/31	95	75
GLP Capital LP
5.750%, 6/1/28	96	95
3.250%, 1/15/32	47	38
Iron Mountain, Inc. 144A 5.250%, 7/15/30(1)	485	429
Kite Realty Group Trust 4.750%, 9/15/30	495	449
Office Properties Income Trust 4.500%, 2/1/25	690	646
Ontario Teachers’ Cadillac Fairview Properties Trust 144A 2.500%, 10/15/31(1)	285	239
Service Properties Trust 4.500%, 3/15/25	755	659
Uniti Group LP 144A 7.875%, 2/15/25(1)	185	183
VICI Properties LP
4.950%, 2/15/30	110	106
5.125%, 5/15/32	110	105
144A 4.625%, 6/15/25(1)	70	68
		3,337

Utilities—2.8%
CMS Energy Corp. 4.750%, 6/1/50	460	422
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(1)	940	882
Ferrellgas LP
144A 5.375%, 4/1/26(1)	95	83
144A 5.875%, 4/1/29(1)	95	77
See Notes to Schedule of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
	Par Value	Value

Utilities—continued
Perusahaan Listrik Negara PT 144A 4.125%, 5/15/27(1)	$ 950	$ 917
Southern Co. (The) Series 21-A 3.750%, 9/15/51	490	424
Vistra Corp. 144A 8.000% (1)(5)	135	129
		2,934

Total Corporate Bonds and Notes (Identified Cost $80,715)		70,849

Leveraged Loans—13.4%
Aerospace—0.8%
Air Canada (3 month LIBOR + 3.500%) 6.420%, 8/11/28(4)	51	49
Amentum Government Services Holdings LLC (1-6 month Term SOFR + 4.000%) 4.78%-5.60%, 2/15/29(4)	130	126
Brown Group Holding LLC (1 month LIBOR + 2.500%) 5.020%, 6/7/28(4)	164	161
KKR Apple Bidco LLC
(1 month LIBOR + 2.750%) 5.270%, 9/22/28(4)	219	214
(1 month LIBOR + 5.750%) Second Lien 8.270%, 9/21/29(4)	10	10
Mileage Plus Holdings LLC Tranche B (3 month LIBOR + 5.250%) 7.310%, 6/21/27(4)	245	248
		808

	Par Value	Value

Consumer Non-Durables—0.6%
DS Parent, Inc. Tranche B (3 month LIBOR + 5.750%) 6.760%, 12/8/28(4)	$ 180	$ 174
Parfums Holding Co., Inc. First Lien (1 month LIBOR + 4.000%) 6.370%, 6/30/24(4)	247	235
ZEP, Inc. First Lien (12 month LIBOR + 4.000%) 5.000%, 8/12/24(4)	227	197
		606

Energy—1.2%
Citgo Petroleum Corp. 2019, Tranche B (1 month LIBOR + 6.250%) 8.770%, 3/28/24(4)	295	295
Hamilton Projects Acquiror LLC (3 month LIBOR + 4.500%) 6.750%, 6/17/27(4)	189	186
Medallion Midland Acquisition LLC (1 month LIBOR + 3.750%) 6.270%, 10/18/28(4)	158	155
Oryx Midstream Services Permian Basin LLC Tranche B (3 month LIBOR + 3.250%) 6.210%, 10/5/28(4)	243	238
Traverse Midstream Partners LLC (6 month Term SOFR + 4.250%) 5.950%, 9/27/24(4)	397	394
		1,268

Financials—0.3%
Asurion LLC Tranche B-9 (1 month LIBOR + 3.250%) 5.770%, 7/31/27(4)	137	125
See Notes to Schedule of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
	Par Value	Value

Financials—continued
Blackhawk Network Holdings, Inc. First Lien (3 month Term SOFR + 3.000%) 5.050%, 6/15/25(4)	$ 154	$ 147
		272

Food / Tobacco—0.6%
H-Food Holdings LLC (1 month LIBOR + 3.690%) 6.210%, 5/23/25(4)	213	198
Pegasus Bidco B.V. Tranche B-2 (1 month Term SOFR + 4.250%) 6.960%, 7/12/29(4)	120	116
Shearer’s Foods LLC First Lien (1 month LIBOR + 3.500%) 6.020%, 9/23/27(4)	211	204
Triton Water Holdings, Inc. First Lien (3 month LIBOR + 3.500%) 5.750%, 3/31/28(4)	142	133
		651

Forest Prod / Containers—0.5%
Anchor Glass Container Corp. 2017 (1-3 month LIBOR + 2.750%) 5.10%-5.27%, 12/7/23(4)	84	67
Klockner Pentaplast of America, Inc. Tranche B (6 month LIBOR + 4.750%) 8.320%, 2/12/26(4)	265	243
TricorBraun, Inc. (1 month LIBOR + 3.250%) 5.770%, 3/3/28(4)	178	172
		482

Gaming / Leisure—1.3%
Carnival Corp. Tranche B (6 month LIBOR + 3.000%) 5.880%, 6/30/25(4)	74	70
	Par Value	Value

Gaming / Leisure—continued
ECL Entertainment LLC Tranche B (3 month LIBOR + 7.500%) 9.750%, 5/1/28(4)	$ 169	$ 168
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 5.270%, 4/29/24(4)	558	546
Pug LLC Tranche B (1 month LIBOR + 3.500%) 6.020%, 2/12/27(4)	315	295
Scientific Games Holdings LP (3 month Term SOFR + 3.500%) 5.620%, 4/4/29(4)	40	38
UFC Holdings LLC Tranche B-3 (3 month LIBOR + 2.750%) 5.520%, 4/29/26(4)	243	236
		1,353

Health Care—1.8%
CHG Healthcare Services, Inc. First Lien (6 month LIBOR + 3.250%) 4.750%, 9/29/28(4)	175	170
Gainwell Acquisition Corp. Tranche B (1 month LIBOR + 4.000%) 6.250%, 10/1/27(4)	220	214
Hunter Holdco 3 Ltd. First Lien (3 month LIBOR + 4.250%) 6.500%, 8/19/28(4)	114	111
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 6.270%, 11/16/25(4)	247	239
One Call Corp. Tranche B, First Lien (3 month LIBOR + 5.500%) 8.310%, 4/22/27(4)	151	123
See Notes to Schedule of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
	Par Value	Value

Health Care—continued
PetVet Care Centers LLC 2021, First Lien (1 month LIBOR + 3.500%) 6.020%, 2/14/25(4)	$ 103	$ 99
Phoenix Guarantor, Inc. Tranche B-1 (1 month LIBOR + 3.250%) 5.770%, 3/5/26(4)	322	311
Sunshine Luxembourg VII S.a.r.l. Tranche B-3 (3 month LIBOR + 3.750%) 6.000%, 10/1/26(4)	143	138
Surgery Center Holdings, Inc. 2021 (1 month LIBOR + 3.750%) 6.140%, 8/31/26(4)	158	153
Upstream Newco, Inc. 2021 (1 month Term SOFR + 4.250%) 6.820%, 11/20/26(4)	189	180
Viant Medical Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 6.270%, 7/2/25(4)	181	171
		1,909

Housing—0.2%
Chariot Buyer LLC (1 month LIBOR + 3.500%) 6.020%, 11/3/28(4)	179	170
Information Technology—1.7%
Applied Systems, Inc. Second Lien (3 month LIBOR + 5.500%) 7.750%, 9/19/25(4)	247	244
BMC Software 2021 (1 month LIBOR + 3.750%) 6.270%, 10/2/25(4)	197	190
CDK Global, Inc. (3 month Term SOFR + 4.500%) 6.610%, 7/6/29(4)	70	68
	Par Value	Value

Information Technology—continued
ConnectWise LLC (3 month LIBOR + 3.500%) 5.750%, 9/29/28(4)	$ 84	$ 81
Epicor Software Corp. Tranche C (1 month LIBOR + 3.250%) 5.770%, 7/30/27(4)	166	161
Project Ruby Ultimate Parent Corp. First Lien (1 month LIBOR + 3.250%) 5.770%, 3/10/28(4)	196	190
Quest Software U.S. Holdings, Inc. First Lien (3 month Term SOFR + 4.400%) 6.980%, 2/1/29(4)	205	186
RealPage, Inc. First Lien (1 month LIBOR + 3.000%) 5.520%, 4/24/28(4)	248	238
Sophia LP
Tranche B (3 month LIBOR + 3.500%) 5.750%, 10/7/27(4)	176	170
Tranche B-1 (1 month Term SOFR + 4.000%) 6.459%, 10/7/27(4)	55	54
UKG, Inc.
2021-2, First Lien (3 month LIBOR + 3.250%) 5.540%, 5/4/26(4)	165	159
2021-2, Second Lien (3 month LIBOR + 5.250%) 7.535%, 5/3/27(4)	10	10
		1,751

Manufacturing—0.2%
Filtration Group Corp. 2021 (1 month LIBOR + 3.500%) 6.020%, 10/21/28(4)	223	216
See Notes to Schedule of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
	Par Value	Value

Manufacturing—continued
Safe Fleet Holdings LLC 2022 (1 month Term SOFR + 3.850%) 6.150%, 2/23/29(4)	$ 40	$ 39
		255

Media / Telecom - Cable/Wireless Video—0.2%
DIRECTV Financing LLC (1 month LIBOR + 5.000%) 7.520%, 8/2/27(4)	197	188
Media / Telecom - Diversified Media—0.5%
Cinemark USA, Inc. (1-3 month LIBOR + 4.750%) 4.010% -7.280%, 3/31/25(4)	190	180
McGraw-Hill Education, Inc. (1-6 month LIBOR + 4.750%) 7.27%-8.32%, 7/28/28(4)	172	166
William Morris Endeavor Entertainment LLC Tranche B-1 (1 month LIBOR + 2.750%) 5.280%, 5/18/25(4)	196	190
		536

Media / Telecom - Telecommunications—0.1%
Consolidated Communications, Inc. Tranche B-1 (1 month LIBOR + 3.500%) 6.000%, 10/2/27(4)	125	111
Metals / Minerals—0.3%
Covia Holdings Corp. (3 month LIBOR + 4.000%) 6.290%, 7/31/26(4)	185	178
	Par Value	Value

Metals / Minerals—continued
Peabody Energy Corp. Tranche B (1 month LIBOR + 2.750%) 5.050%, 3/31/25(4)	$ 180	$ 170
		348

Retail—0.4%
CNT Holdings I Corp. First Lien (1 month Term SOFR + 3.500%) 5.810%, 11/8/27(4)	162	158
Great Outdoors Group LLC Tranche B-2 (1 month LIBOR + 3.750%) 6.270%, 3/6/28(4)	201	194
PetsMart LLC (1 month LIBOR + 3.750%) 6.270%, 2/11/28(4)	128	125
		477

Service—1.3%
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.250%) 5.740%, 2/6/26(4)	241	234
DXP Enterprises, Inc. (1 month LIBOR + 4.750%) 7.270%, 12/23/27(4)	167	160
Garda World Security Corp. Tranche B-2 (3 month LIBOR + 4.250%) 7.240%, 10/30/26(4)	65	63
Grab Holdings, Inc. (1 month LIBOR + 4.500%) 7.030%, 1/29/26(4)	171	160
Peraton Corp. Tranche B, First Lien (1 month LIBOR + 3.750%) 6.270%, 2/1/28(4)	309	300
See Notes to Schedule of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
	Par Value	Value

Service—continued
PODS LLC (1 month LIBOR + 3.000%) 5.520%, 3/31/28(4)	$ 163	$ 157
Sedgwick Claims Management Services, Inc. 2019 (1 month LIBOR + 3.750%) 6.270%, 9/3/26(4)	163	160
Sweetwater Borrower LLC (1 month LIBOR + 4.250%) 6.810%, 8/7/28(4)	188	175
		1,409

Transportation - Automotive—0.9%
Clarios Global LP Tranche B-1 (1 month LIBOR + 3.250%) 5.770%, 4/30/26(4)	168	164
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 4.520%, 11/2/23(4)	482	456
Mavis Tire Express Services Topco Corp. First Lien (1 month Term SOFR + 4.000%) 6.380%, 5/4/28(4)	258	251
PAI Holdco, Inc. Tranche B (3 month LIBOR + 3.750%) 6.560%, 10/28/27(4)	94	91
		962

Utilities—0.5%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 5.270%, 8/1/25(4)	161	157
Generation Bridge II LLC
Tranche B (3 month LIBOR + 5.000%) 7.250%, 2/23/29(4)	99	98
	Par Value	Value

Utilities—continued
Tranche C (3 month LIBOR + 5.000%) 7.250%, 2/23/29(4)	$ 12	$ 12
Lightstone HoldCo LLC
Tranche B (2 month Term SOFR + 5.750%) 8.050%, 2/1/27(4)	328	294
Tranche C (1 month Term SOFR + 5.750%) 8.050%, 2/1/27(4)	19	17
		578

Total Leveraged Loans (Identified Cost $14,557)		14,134
	Shares
Preferred Stocks—2.8%
Financials—2.1%
Capital Farm Credit ACA Series 1 144A, 5.000%(1)	275(10)	245
MetLife, Inc. Series D, 5.875%	313(10)	307
Truist Financial Corp. Series Q, 5.100%	465(10)	441
Zions Bancorp NA, 6.950%	47,150	1,222
		2,215

Industrials—0.7%
General Electric Co. Series D, (3 month LIBOR + 3.330%), 5.159%(4)	788(10)	745
Total Preferred Stocks (Identified Cost $2,999)		2,960

Common Stocks—0.1%
Consumer Discretionary—0.1%
MYT Holding LLC Class B(6)(11)	29,850	32
See Notes to Schedule of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
	Shares	Value

Consumer Discretionary—continued
NMG Parent LLC(6)(11)	618	$ 108
		140

Energy—0.0%
Frontera Energy Corp.(11)	1,257	11
Total Common Stocks (Identified Cost $237)		151

Exchange-Traded Fund—6.1%
iShares JP Morgan USD Emerging Markets Bond ETF(12)	74,687	6,371
Total Exchange-Traded Fund (Identified Cost $7,263)		6,371

Total Long-Term Investments—144.2% (Identified Cost $172,954)		152,005

Short-Term Investment—0.1%
Money Market Mutual Fund—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 2.111%)(12)	77,632	78
Total Short-Term Investment (Identified Cost $78)		78

TOTAL INVESTMENTS—144.3% (Identified Cost $173,032)		$152,083(13)
Other assets and liabilities, net—(44.3)%		(46,684)
NET ASSETS—100.0%		$105,399
Abbreviations:
ABS	Asset-Backed Securities
ACA	American Capital Access Financial Guarantee Corp.
ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
NA	National Association
PIK	Payment-in-Kind Security
SOFR	Secured Overnight Financing Rate
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2022, these securities amounted to a value of $81,480 or 77.3% of net assets.
(2)	Security in default; no interest payments are being received.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Variable rate security. Rate disclosed is as of August 31, 2022. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	No contractual maturity date.
See Notes to Schedule of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
(6)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(7)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(8)	Amount is less than $500.
(9)	100% of the income received was in cash.
(10)	Value shown as par value.
(11)	Non-income producing.
(12)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(13)	All or a portion of securities is segregated as collateral for borrowings.
Country Weightings†
United States	59%
Mexico	7
Indonesia	3
Canada	2
Netherlands	2
Chile	2
Saudi Arabia	2
Other	23
Total	100%
† % of total investments as of August 31, 2022.
See Notes to Schedule of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of August 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at August 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$12,524	$—	$12,524	$—
Corporate Bonds and Notes	70,849	—	70,847	2
Foreign Government Securities	23,249	—	23,249	—
Leveraged Loans	14,134	—	14,134	—
Mortgage-Backed Securities	10,419	—	10,419	—
Municipal Bonds	2,251	—	2,251	—
U.S. Government Securities	9,097	—	9,097	—
Equity Securities:
Preferred Stocks	2,960	1,222	1,738	—
Common Stocks	151	11	—	140
Exchange-Traded Fund	6,371	6,371	—	—
Money Market Mutual Fund	78	78	—	—
Total Investments	$152,083	$7,682	$144,259	$142
Security held by the Fund with an end of period value of $319 was transferred from Level 3 to Level 2 due to an increase in trading activities during the period.
Securities held by the Fund with an end of period value of $140 were transferred from Level 2 to Level 3 due to a decrease in trading activities during the period.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the total value of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and valuation inputs are not shown for the period ended August 31, 2022.
See Notes to Schedule of Investments

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2022
Note 1. Security Valuation
The Fund  utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    •    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    •    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based

VIRTUS GLOBAL MULTI-SECTOR INCOME FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2022
on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.